14. FINANCIAL INSTRUMENTS (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about financial instruments [line items]
Total current financial assets at fair value through profit or loss	R$ 3,310,174	R$ 2,120,018
Total current financial assets at amortised cost	13,328,279	3,699,993
Total current financial assets	16,638,453	5,820,011
Total non-current financial assets at fair value through profit or loss	59,879	51,503
Total non-current financial assets at amortised cost	2,461,619	1,794,362
Total non-current financial assets	2,521,498	1,845,865
Total financial assets at fair value through profit or loss	3,370,053	2,171,521
Total financial assets at amortised cost	15,789,898	5,494,355
Total financial assets	19,159,951	7,665,876
Total current financial liabilities at fair value through profit or loss	8,722
Total current financial liabilities at amortised cost	10,638,642	9,334,492
Total current financial liabilities	10,647,364	9,334,492
Total non-current financial liabilities at fair value through profit or loss	97,535
Total non-current financial liabilities at amortised cost	32,195,160	23,377,819
Total non-current financial liabilities	32,292,695	23,377,819
Total financial liabilites at fair value through profit or loss	106,257
Total financial liabilities at amortised cost	42,833,802	32,712,311
Total financial liabilities	42,940,059	32,712,311
Leases [member]
Disclosure of detailed information about financial instruments [line items]
Total current financial liabilities at fair value through profit or loss
Total current financial liabilities at amortised cost	93,626	35,040
Total current financial liabilities	93,626	35,040
Total non-current financial liabilities at fair value through profit or loss
Total non-current financial liabilities at amortised cost	436,505	439,350
Total non-current financial liabilities	436,505	439,350
Trade payables - drawee risk [member]
Disclosure of detailed information about financial instruments [line items]
Total current financial liabilities at fair value through profit or loss
Total current financial liabilities at amortised cost	623,861	1,121,312
Total current financial liabilities	623,861	1,121,312
Trade payables [member]
Disclosure of detailed information about financial instruments [line items]
Total current financial liabilities at fair value through profit or loss
Total current financial liabilities at amortised cost	4,819,539	3,012,654
Total current financial liabilities	4,819,539	3,012,654
Total non-current financial liabilities at fair value through profit or loss
Total non-current financial liabilities at amortised cost	543,527
Total non-current financial liabilities	543,527
Borrowings and financing [member]
Disclosure of detailed information about financial instruments [line items]
Total current financial liabilities at fair value through profit or loss
Total current financial liabilities at amortised cost	4,155,483	5,152,234
Total current financial liabilities	4,155,483	5,152,234
Total non-current financial liabilities at fair value through profit or loss
Total non-current financial liabilities at amortised cost	31,215,128	22,938,469
Total non-current financial liabilities	31,215,128	22,938,469
Dividends and interest on equity/ capital [member]
Disclosure of detailed information about financial instruments [line items]
Total current financial assets at fair value through profit or loss
Total current financial assets at amortised cost	38,088	44,554
Total current financial assets	38,088	44,554
Total current financial liabilities at fair value through profit or loss
Total current financial liabilities at amortised cost	946,133	13,252
Total current financial liabilities	946,133	13,252
Derivative financial instruments [member]
Disclosure of detailed information about financial instruments [line items]
Total current financial assets at fair value through profit or loss		1,364
Total current financial assets at amortised cost
Total current financial assets		1,364
Total non-current financial assets at fair value through profit or loss		4,203
Total non-current financial assets at amortised cost
Total non-current financial assets		4,203
Total current financial liabilities at fair value through profit or loss	8,722
Total current financial liabilities at amortised cost
Total current financial liabilities	8,722
Total non-current financial liabilities at fair value through profit or loss	97,535
Total non-current financial liabilities at amortised cost
Total non-current financial liabilities	97,535
Cash and cash equivalants [member]
Disclosure of detailed information about financial instruments [line items]
Total current financial assets at fair value through profit or loss
Total current financial assets at amortised cost	9,944,586	1,088,955
Total current financial assets	9,944,586	1,088,955
Short-term investments [member]
Disclosure of detailed information about financial instruments [line items]
Total current financial assets at fair value through profit or loss	3,305,109	2,114,620
Total current financial assets at amortised cost	478,253	518,553
Total current financial assets	3,783,362	2,633,173
Trade receivables [member]
Disclosure of detailed information about financial instruments [line items]
Total current financial assets at fair value through profit or loss
Total current financial assets at amortised cost	2,867,352	2,047,931
Total current financial assets	2,867,352	2,047,931
Trading securities [member]
Disclosure of detailed information about financial instruments [line items]
Total current financial assets at fair value through profit or loss	5,065	4,034
Total current financial assets at amortised cost
Total current financial assets	5,065	4,034
Investments [member]
Disclosure of detailed information about financial instruments [line items]
Total non-current financial assets at fair value through profit or loss
Total non-current financial assets at amortised cost	123,409	95,719
Total non-current financial assets	123,409	95,719
Other trade receivables [member]
Disclosure of detailed information about financial instruments [line items]
Total non-current financial assets at fair value through profit or loss
Total non-current financial assets at amortised cost	2,445	7,059
Total non-current financial assets	2,445	7,059
Eletrobras compulsory loan [member]
Disclosure of detailed information about financial instruments [line items]
Total non-current financial assets at fair value through profit or loss
Total non-current financial assets at amortised cost	852,532	845,284
Total non-current financial assets	852,532	845,284
Receivables by indemnity [member]
Disclosure of detailed information about financial instruments [line items]
Total non-current financial assets at fair value through profit or loss
Total non-current financial assets at amortised cost	517,183
Total non-current financial assets	517,183
Loans - related parties [member]
Disclosure of detailed information about financial instruments [line items]
Total non-current financial assets at fair value through profit or loss
Total non-current financial assets at amortised cost	966,050	846,300
Total non-current financial assets	966,050	846,300
Investments [member]
Disclosure of detailed information about financial instruments [line items]
Total non-current financial assets at fair value through profit or loss	59,879	47,300
Total non-current financial assets at amortised cost
Total non-current financial assets	R$ 59,879	R$ 47,300